UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    InView Investment Management, LLC
Address: 205 North Michigan Avenue, Suite 2550
         Chicago, IL  60601

13F File Number:  028-12238

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Glenn Kleczka
Title:     Chief Executive Officer & Managing Director
Phone:     312-630-3470

Signature, Place, and Date of Signing:

 /s/    Glenn Kleczka     Chicago, IL     February 07, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    58

Form 13F Information Table Value Total:    $131,802 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AEGEAN MARINE PETROLEUM NETW   SHS              Y0017S102     1548   379319 SH       SOLE                   255749        0   123570
AMERICAN EQTY INVT LIFE HLD    COM              025676206     2906   279410 SH       SOLE                   187228        0    92182
APOLLO COML REAL EST FIN INC   COM              03762U105     2790   212470 SH       SOLE                   142380        0    70090
ARES CAP CORP                  COM              04010L103     4174   270180 SH       SOLE                   184530        0    85650
ASBURY AUTOMOTIVE GROUP INC    COM              043436104     3038   140900 SH       SOLE                    94410        0    46490
AVISTA CORP                    COM              05379B107     3504   136060 SH       SOLE                    91240        0    44820
AVNET INC                      COM              053807103     2796    89930 SH       SOLE                    60320        0    29610
BE AEROSPACE INC               COM              073302101     1417    36603 SH       SOLE                    25586        0    11017
BEBE STORES INC                COM              075571109     1722   206740 SH       SOLE                   138250        0    68490
BELDEN INC                     COM              077454106     3026    90920 SH       SOLE                    60980        0    29940
BIO RAD LABS INC               CL A             090572207     2586    26930 SH       SOLE                    18040        0     8890
BRINKER INTL INC               COM              109641100     2651    99074 SH       SOLE                    66815        0    32259
CHRISTOPHER & BANKS CORP       COM              171046105      609   260236 SH       SOLE                   173666        0    86570
CINEMARK HOLDINGS INC          COM              17243V102     1581    85530 SH       SOLE                    57510        0    28020
CMS ENERGY CORP                COM              125896100     3520   159410 SH       SOLE                   106930        0    52480
COLUMBUS MCKINNON CORP N Y     COM              199333105      953    75060 SH       SOLE                    50140        0    24920
COMSTOCK RES INC               COM NEW          205768203     1949   127360 SH       SOLE                    85390        0    41970
COUSINS PPTYS INC              COM              222795106     2413   376384 SH       SOLE                   251930        0   124454
CROWN HOLDINGS INC             COM              228368106     3840   114365 SH       SOLE                    76635        0    37730
CYS INVTS INC                  COM              12673A108      512    39000 SH       SOLE                    39000        0        0
DEAN FOODS CO NEW              COM              242370104     1294   115570 SH       SOLE                    77100        0    38470
DELUXE CORP                    COM              248019101     2714   119252 SH       SOLE                    79900        0    39352
ENPRO INDS INC                 COM              29355X107     2676    81130 SH       SOLE                    54420        0    26710
FLEXTRONICS INTL LTD           ORD              Y2573F102     3020   533509 SH       SOLE                   357606        0   175903
FOREST OIL CORP                COM PAR $0.01    346091705     1925   142089 SH       SOLE                    95239        0    46850
FREIGHTCAR AMER INC            COM              357023100     2678   127810 SH       SOLE                    85610        0    42200
FRESH DEL MONTE PRODUCE INC    ORD              G36738105     1903    76102 SH       SOLE                    51323        0    24779
HAIN CELESTIAL GROUP INC       COM              405217100     1765    48150 SH       SOLE                    32420        0    15730
HANCOCK HLDG CO                COM              410120109     3053    95510 SH       SOLE                    64020        0    31490
HUDSON PAC PPTYS INC           COM              444097109     2018   142540 SH       SOLE                    95394        0    47146
INVESCO MORTGAGE CAPITAL INC   COM              46131B100     1271    90480 SH       SOLE                    62540        0    27940
JONES GROUP INC                COM              48020T101     2048   194160 SH       SOLE                   130240        0    63920
KELLY SVCS INC                 CL A             488152208     1893   138370 SH       SOLE                    93240        0    45130
LITTELFUSE INC                 COM              537008104     2501    58191 SH       SOLE                    38949        0    19242
LONE PINE RES INC              COM              54222A106      609    86927 SH       SOLE                    58336        0    28591
LOUISIANA PAC CORP             COM              546347105     1419   175850 SH       SOLE                   118370        0    57480
MATRIX SVC CO                  COM              576853105     1719   182104 SH       SOLE                   122344        0    59760
MB FINANCIAL INC NEW           COM              55264U108     1495    87440 SH       SOLE                    58670        0    28770
MEADOWBROOK INS GROUP INC      COM              58319P108     3261   305340 SH       SOLE                   204700        0   100640
MEADWESTVACO CORP              COM              583334107     2346    78341 SH       SOLE                    52774        0    25567
MEREDITH CORP                  COM              589433101     2572    78769 SH       SOLE                    52832        0    25937
MFA FINANCIAL INC              COM              55272X102     1338   199064 SH       SOLE                   133524        0    65540
NATIONAL PENN BANCSHARES INC   COM              637138108     2792   330817 SH       SOLE                   222325        0   108492
NEWELL RUBBERMAID INC          COM              651229106     2723   168606 SH       SOLE                   112936        0    55670
OLD NATL BANCORP IND           COM              680033107     3003   257760 SH       SOLE                   172850        0    84910
OMNICARE INC                   COM              681904108     2413    70030 SH       SOLE                    46970        0    23060
PAR PHARMACEUTICAL COS INC     COM              69888P106     2773    84710 SH       SOLE                    56820        0    27890
PATTERSON UTI ENERGY INC       COM              703481101     1504    75280 SH       SOLE                    50490        0    24790
PEBBLEBROOK HOTEL TR           COM              70509V100     1611    84010 SH       SOLE                    56330        0    27680
PORTLAND GEN ELEC CO           COM NEW          736508847     2610   103210 SH       SOLE                    69480        0    33730
PRIVATEBANCORP INC             COM              742962103     1635   148900 SH       SOLE                    99860        0    49040
PULTE GROUP INC                COM              745867101     1278   202610 SH       SOLE                   136460        0    66150
REGAL BELOIT CORP              COM              758750103     2726    53480 SH       SOLE                    35860        0    17620
REGAL ENTMT GROUP              CL A             758766109     2218   185750 SH       SOLE                   124500        0    61250
SPIRIT AEROSYSTEMS HLDGS INC   COM CL A         848574109     2299   110630 SH       SOLE                    74480        0    36150
STAGE STORES INC               COM NEW          85254C305     2830   203760 SH       SOLE                   136500        0    67260
TECH DATA CORP                 COM              878237106     4056    82090 SH       SOLE                    54990        0    27100
TOWER GROUP INC                COM              891777104     2278   112943 SH       SOLE                    75613        0    37330